Inventory Change in Inventory (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of inventories [Abstract]
Inventories at the beginning of the period	$ 219	$ 213
Net addition		11
Change in foreign exchange rates	3	(5)
Net addition	20
Inventories at the end of the period	$ 242	$ 219